Staff expenses - Summary of number of employees (Details) - eMPLOYEE	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	59,434	57,569	57,660
Netherlands
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	14,449	14,488	15,138
Rest of the world
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	44,985	43,081	42,523